Income (Loss) Per Share (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share
Note 17. Income (Loss) Per Share

The computations of basic and diluted income (loss) per share are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Net income (loss)	$28.0	$(13.0)	$(125.1)	$(27.0)
Less: Net income (loss) attributable to noncontrolling interests	—	(0.1)	0.1	(0.6)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.	$28.0	$(12.9)	$(125.2)	$(26.4)
Income (Loss) per share:
Basic	$0.14	$(0.09)	$(0.71)	$(0.18)
Diluted	$0.13	$(0.09)	$(0.71)	$(0.18)
Average shares outstanding:
Basic	201.3	148.8	175.7	148.8
Dilutive effect of share-based awards	6.8	—	—	—
Diluted	208.1	148.8	175.7	148.8

The DSUs described in Note 9 “Stock-Based Compensation” are considered outstanding shares for the purpose of computing basic earnings per share because they will become issued solely upon the passage of time.

For the nine month period ended September 30, 2017 there were 12.3 million potentially dilutive stock-based awards that were not included in the computation of diluted loss per share because their inclusion would have been anti-dilutive.

For both the three and nine month periods ended September 30, 2016 there were 15.0 million potentially dilutive stock-based awards that were not included in the computation of diluted loss per share because their inclusion would have been anti-dilutive.

Note 22: Loss Per Share

The computations of basic and diluted loss per share are as follows (shares in thousands):
	For the Years Ended December 31,
	2016	2015	2014
Net Loss	$(31,290)	$(351,988)	$(135,925)
Less: Net Loss attributable to noncontrolling interests	5,330	(835)	(902)
Net Loss Attributable to Gardner Denver Holdings, Inc.	$(36,620)	$(351,153)	$(135,023)
Average shares outstanding:
Basic	149,184	149,646	148,883
Diluted	149,184	149,646	148,883
Loss per share:
Basic	$(0.25)	$(2.35)	$(0.91)
Diluted	$(0.25)	$(2.35)	$(0.91)

There were 13,285, 17,033, and 18,214 stock options outstanding at December 31, 2016, 2015, and 2014, respectively, that were not included in the computation of diluted loss per share because their inclusion would have been anti-dilutive but that could potentially dilute basic EPS in the future.